UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02737

Fidelity Summer Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2025

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2025
Fidelity® Series Floating Rate High Income Fund Fidelity® Series Floating Rate High Income Fund : FFHCX

This semi-annual shareholder report contains information about Fidelity® Series Floating Rate High Income Fund for the period October 1, 2024 to March 31, 2025. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Floating Rate High Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Key Fund Statistics
(as of March 31, 2025)

KEY FACTS
Fund Size	$253,654,854
Number of Holdings	536
Portfolio Turnover	71%
What did the Fund invest in?
(as of March 31, 2025)

QUALITY DIVERSIFICATION (% of Fund's net assets)

A - 0.0
BBB - 1.1
BB - 21.7
B - 57.3
CCC,CC,C - 6.4
D - 0.0
Not Rated - 7.6
Equities - 1.4
Short-Term Investments and Net Other Assets (Liabilities) - 4.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Bank Loan Obligations - 89.4
Corporate Bonds - 4.4
Common Stocks - 1.4
Asset-Backed Securities - 0.2
Preferred Securities - 0.1
Short-Term Investments and Net Other Assets (Liabilities) - 4.5

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 90.8
United Kingdom - 2.4
Canada - 2.1
Netherlands - 1.2
France - 1.0
Luxembourg - 0.6
Puerto Rico - 0.4
Grand Cayman (UK Overseas Ter) - 0.4
Sweden - 0.3
Others - 0.8

TOP HOLDINGS (% of Fund's net assets)
Great Outdoors Group LLC	2.6
Asurion LLC	2.5
Clydesdale Acquisition Holdings Inc	1.2
Acrisure LLC	1.2
Caesars Entertainment Inc	1.2
Fertitta Entertainment LLC/NV	1.1
Polaris Newco LLC	1.0
Altice France SA	1.0
Cloud Software Group Inc	1.0
MH Sub I LLC	0.9
13.7
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9915581.100    2270-TSRS-0525

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Series Floating Rate High Income Fund

Semi-Annual Report
March 31, 2025
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Series Floating Rate High Income Fund
Schedule of Investments March 31, 2025 (Unaudited)
Showing Percentage of Net Assets
Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 2.75% 4/22/2038 (b)(c)(d)(e)	150,000	149,790
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 0% 4/15/2038 (b)(c)(d)(e)	200,000	200,000
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.4766% 2/15/2038 (b)(c)(e)	100,000	100,000
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		449,790
TOTAL ASSET-BACKED SECURITIES (Cost $450,000)		449,790

Bank Loan Obligations - 89.4%
	Principal Amount (a)	Value ($)
BRAZIL - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0519% 8/1/2029 (b)(c)(f)	248,605	218,772
CANADA - 2.1%
Consumer Discretionary - 0.7%
Automobiles - 0.1%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0749% 12/13/2029 (b)(c)(f)	298,172	295,190
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0749% 1/22/2031 (b)(c)(f)	57,834	57,152
		352,342
Hotels, Restaurants & Leisure - 0.6%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0749% 9/23/2030 (b)(c)(f)	608,606	601,869
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0749% 11/30/2029 (b)(c)(f)	519,886	519,319
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 8/1/2030 (b)(c)(f)	340,688	334,896
		1,456,084
Consumer Staples - 0.2%
Household Products - 0.2%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 6/27/2031 (b)(c)(f)	504,700	431,518
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Rockpoint Gas Storage Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2992% 9/18/2031 (b)(c)(f)	523,688	521,986
Financials - 0.1%
Insurance - 0.1%
Jones Deslauriers Insurance Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0654% 3/15/2030 (b)(c)(f)	323,165	318,585
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0492% 12/6/2028 (b)(c)(f)	483,887	483,737
Industrials - 0.3%
Air Freight & Logistics - 0.2%
1199169 BC ULC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 10/31/2031 (b)(c)(f)	361,317	360,045
1199169 BC ULC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 10/31/2031 (b)(c)(f)	137,433	136,950
		496,995
Passenger Airlines - 0.1%
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3192% 3/21/2031 (b)(c)(f)	202,950	200,222
TOTAL INDUSTRIALS		697,217

Information Technology - 0.2%
Software - 0.2%
Open Text Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0749% 1/31/2030 (b)(c)(f)	553,631	552,120
Materials - 0.2%
Chemicals - 0.2%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.2547% 5/27/2028 (b)(c)(f)	473,779	389,683
TOTAL CANADA		5,203,272
FINLAND - 0.1%
Materials - 0.1%
Paper & Forest Products - 0.1%
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3108% 2/4/2028 (b)(c)(f)	146,394	146,211
FRANCE - 0.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.802% 8/15/2028 (b)(c)(f)	1,471,692	1,316,429
GERMANY - 0.3%
Industrials - 0.3%
Machinery - 0.2%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 4/30/2030 (b)(c)(f)(g)	150,000	149,492
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 3%, 7.7368% 4/30/2030 (b)(c)(f)	291,331	290,343
		439,835
Professional Services - 0.1%
Stepstone Group MidCo 2 GmbH/The Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 0% 12/19/2031 (b)(c)(f)(g)	200,000	196,750
TOTAL GERMANY		636,585
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.7993% 10/18/2029 (b)(c)(f)	248,750	249,218
HONG KONG - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4956% 1/9/2032 (b)(c)(f)	345,950	345,192
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (b)(c)(f)(g)(h)	399,098	39,910
BYJU's Alpha Inc Tranche Bridge Term Loan, term loan CME Term SOFR 3 month Index + 8%, 12.357% 4/9/2026 (b)(c)(f)(j)	2,157	2,152
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.3297% 4/9/2026 (b)(c)(f)(i)	7,019	7,001
BYJU's Alpha Inc Tranche Prepetition Reimbursement TL , term loan CME Term SOFR 3 month Index + 8%, 12.357% 4/9/2026 (b)(c)(f)(j)	9,960	9,935

TOTAL INDIA		58,998
LUXEMBOURG - 0.5%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.302% 10/31/2027 (b)(c)(f)	465,500	378,917
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Travelport Finance Luxembourg Sarl 1LN, term loan CME Term SOFR 3 month Index + 2.48%, 12.1971% 9/29/2028 (b)(c)(f)	415,909	373,873
Financials - 0.0%
Financial Services - 0.0%
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% (b)(c)(f)(g)(h)	201,345	2,768
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Aea International Holdings Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 9/7/2028 (b)(c)(f)	78,401	77,519
Materials - 0.3%
Containers & Packaging - 0.3%
Kloeckner Pentaplast GmbH Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.2266% 2/9/2026 (b)(c)(f)	509,565	460,519
TOTAL LUXEMBOURG		1,293,596
NETHERLANDS - 1.2%
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Flora Food Management US Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2762% 1/3/2028 (b)(c)(f)	531,065	527,745
Industrials - 0.7%
Building Products - 0.7%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 1/20/2032 (b)(c)(f)	1,692,550	1,612,578
Materials - 0.2%
Chemicals - 0.2%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5531% 4/3/2028 (b)(c)(f)	382,616	381,181
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5539% 4/3/2028 (b)(c)(f)	172,820	172,713
		553,894
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5608% 8/27/2028 (b)(c)(f)	387,814	294,739
TOTAL NETHERLANDS		2,988,956
PUERTO RICO - 0.3%
Communication Services - 0.3%
Media - 0.3%
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5692% 1/24/2032 (b)(c)(f)	775,000	756,958
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1837% 10/16/2028 (b)(c)(f)	80,000	65,829

TOTAL PUERTO RICO		822,787
SWEDEN - 0.3%
Industrials - 0.3%
Commercial Services & Supplies - 0.3%
Anticimex Global AB Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.49% 11/16/2028 (b)(c)(f)	536,765	535,021
Anticimex Global AB Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.74% 11/16/2028 (b)(c)(f)	154,836	154,332

TOTAL SWEDEN		689,353
SWITZERLAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8132% 11/15/2030 (b)(c)(f)	544,500	522,333
UNITED KINGDOM - 2.2%
Communication Services - 0.4%
Entertainment - 0.4%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5727% 12/2/2031 (b)(c)(f)	1,117,200	1,110,016
Consumer Discretionary - 1.0%
Hotels, Restaurants & Leisure - 1.0%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9394% 7/22/2030 (b)(c)(f)	1,070,289	1,054,685
Entain Holdings Gibraltar Ltd Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.9027% 3/16/2027 (b)(c)(f)	269,500	269,403
Entain PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0527% 10/31/2029 (b)(c)(f)	309,225	309,320
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0492% 11/25/2030 (b)(c)(f)	899,613	893,666
		2,527,074
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EG America LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5632% 2/7/2028 (b)(c)(f)	1,171,703	1,170,871
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 1/31/2030 (b)(c)(f)(g)	170,000	169,310
Industrials - 0.3%
Construction & Engineering - 0.3%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5748% 3/8/2032 (b)(c)(f)	730,000	724,525
TOTAL UNITED KINGDOM		5,701,796
UNITED STATES - 81.4%
Communication Services - 5.1%
Diversified Telecommunication Services - 2.1%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6508% 7/31/2025 (b)(c)(f)	763,209	543,023
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 13.6108% 11/1/2025 (b)(c)(f)	1,276,382	40,423
Aventiv Technologies LLC Tranche DEC FLSO, term loan CME Term SOFR 3 month Index + 0%, 14.5645% 12/24/2025 (b)(c)(f)(j)	55,648	54,535
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0608% 7/31/2025 (b)(c)(f)	19,999	19,199
Consolidated Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9394% 10/2/2027 (b)(c)(f)	509,182	506,717
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.7923% 7/1/2031 (b)(c)(f)	658,100	656,455
GTT RemainCo LLC Tranche OPCO 1LN, term loan CME Term SOFR 1 month Index + 7%, 5.4249% 12/30/2027 (b)(c)(f)	187,492	182,689
Level 3 Financing Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% 3/22/2032 (b)(c)(f)(g)	920,000	907,635
Lumen Technologies Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.3249% 6/1/2028 (b)(c)(f)	289,023	288,422
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7894% 4/16/2029 (b)(c)(f)	518,226	497,580
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.7894% 4/15/2030 (b)(c)(f)	1,154,485	1,106,678
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4394% 3/9/2027 (b)(c)(f)	608,763	565,389
		5,368,745
Entertainment - 0.7%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.9492% 2/10/2027 (b)(c)(f)	745,669	428,759
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9394% 9/1/2027 (b)(c)(f)	349,402	316,583
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9394% 9/1/2027 (b)(c)(f)	715,000	643,601
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8249% 8/30/2030 (b)(c)(f)	29,775	29,691
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6894% 8/5/2028 (b)(c)(f)	476,110	473,729
		1,892,363
Interactive Media & Services - 0.1%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0492% 7/8/2031 (b)(c)(f)	224,050	219,595
Media - 1.8%
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8053% 10/28/2027 (b)(c)(f)	392,962	378,336
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5604% 12/15/2031 (b)(c)(f)	1,374,572	1,369,074
CSC Holdings LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8192% 1/18/2028 (b)(c)(f)	102,439	98,897
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8227% 12/1/2028 (b)(c)(f)	802,611	802,114
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 9.323% 2/13/2030 (b)(c)(f)	130,000	121,875
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 6/24/2029 (b)(c)(f)	265,056	256,662
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6894% 1/31/2029 (b)(c)(f)	795,400	766,233
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9394% 1/31/2029 (b)(c)(f)	203,463	197,527
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.175%, 7.7237% 3/31/2031 (b)(c)(f)	290,000	278,632
Virgin Media Bristol LLC Tranche Y3 1LN, term loan CME Term SOFR 6 month Index + 3.25%, 7.577% 3/31/2031 (b)(c)(f)	350,000	336,280
		4,605,630
Wireless Telecommunication Services - 0.4%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3227% 1/30/2031 (b)(c)(f)	724,525	724,525
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.08% 1/27/2031 (b)(c)(f)	222,750	222,460
		946,985
Consumer Discretionary - 17.1%
Automobile Components - 1.0%
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1749% 3/5/2028 (b)(c)(f)	439,312	353,725
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 5/6/2030 (b)(c)(f)	497,503	490,041
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0749% 1/28/2032 (b)(c)(f)	920,000	905,050
Lippert Components Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8201% 3/19/2032 (b)(c)(f)	255,000	252,769
Novae LLC/IN 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.4528% 12/22/2028 (b)(c)(f)	267,372	248,655
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1749% 1/26/2029 (b)(c)(f)	366,561	337,925
		2,588,165
Automobiles - 0.3%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9394% 6/3/2028 (b)(c)(f)	274,372	265,147
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5492% 4/22/2030 (b)(c)(f)	443,789	443,234
		708,381
Broadline Retail - 3.3%
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8992% 6/18/2029 (b)(c)(f)	1,227,235	1,148,177
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8019% 11/8/2032 (b)(c)(f)	595,237	590,957
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 1/23/2032 (b)(c)(f)	6,508,306	6,483,900
		8,223,034
Distributors - 0.7%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 12/26/2030 (b)(c)(f)	860,044	846,782
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 1/20/2032 (b)(c)(f)(g)	365,000	350,400
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4394% 1/6/2028 (b)(c)(f)	94,265	90,495
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0692% 8/1/2030 (b)(c)(f)	561,891	555,452
		1,843,129
Diversified Consumer Services - 1.4%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3227% 7/31/2028 (b)(c)(f)	1,502,109	1,486,682
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 6/12/2030 (b)(c)(f)	506,467	505,201
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5618% 3/4/2028 (b)(c)(f)	1,970,698	1,660,570
		3,652,453
Hotels, Restaurants & Leisure - 6.6%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6641% 2/7/2029 (b)(c)(f)	636,519	619,810
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0749% 11/24/2028 (b)(c)(f)	259,012	258,040
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5632% 1/26/2030 (b)(c)(f)	1,603,100	1,591,077
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5632% 2/6/2031 (b)(c)(f)	1,009,800	1,001,469
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3248% 10/18/2028 (b)(c)(f)	370,325	369,514
Carnival Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3248% 8/9/2027 (b)(c)(f)	208,393	207,820
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5625% 11/1/2031 (b)(c)(f)	324,188	282,247
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5625% 6/29/2029 (b)(c)(f)	259,755	231,182
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8249% 1/27/2029 (b)(c)(f)	2,686,209	2,641,968
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5749% 2/12/2029 (b)(c)(f)	217,800	220,183
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0749% 1/28/2032 (b)(c)(f)	400,000	391,332
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6894% 12/1/2028 (b)(c)(f)	149,963	149,876
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 5/26/2030 (b)(c)(f)	595,341	591,620
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5641% 12/4/2031 (b)(c)(f)	238,806	239,255
Herschend Entertainment Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 8/27/2028 (b)(c)(f)	183,350	183,350
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 1/17/2031 (b)(c)(f)	301,950	299,450
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 8/2/2028 (b)(c)(f)	997,381	991,486
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0701% 11/8/2030 (b)(c)(f)	126,445	126,266
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.1768% 10/31/2031 (b)(c)(f)	388,973	368,065
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8249% 4/26/2030 (b)(c)(f)	478,208	470,437
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.7961% 10/22/2031 (b)(c)(f)	473,813	472,391
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5664% 4/16/2029 (b)(c)(f)	444,819	443,080
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 4/1/2031 (b)(c)(f)	493,376	492,142
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 7/18/2031 (b)(c)(f)	131,870	130,477
Raising Cane's Restaurants LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 9/18/2031 (b)(c)(f)	79,600	79,252
Restaurant Technologies Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 4/1/2029 (b)(c)(f)	550,173	522,075
Scientific Games Holdings LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2961% 4/4/2029 (b)(c)(f)	84,617	84,064
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 3/14/2031 (b)(c)(f)	811,800	806,726
TAIT LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8249% 10/1/2031 (b)(c)(f)	120,000	119,850
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5524% 12/30/2026 (b)(c)(f)	592,782	570,553
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0524% 12/30/2027 (b)(c)(f)	125,000	100,156
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0524% 12/30/2026 (b)(c)(f)	223,430	217,286
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 8/3/2028 (b)(c)(f)	886,729	882,331
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5408% 3/1/2026 (b)(c)(f)	352,500	340,289
		16,495,119
Household Durables - 0.6%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 9/26/2031 (b)(c)(f)(g)	114,713	114,461
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8169% 10/24/2031 (b)(c)(f)	693,263	692,250
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6894% 10/30/2027 (b)(c)(f)	759,816	733,853
		1,540,564
Leisure Products - 0.2%
Lids Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9451% 12/14/2026 (b)(c)(f)(j)	123,543	122,308
Topgolf Callaway Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 3/18/2030 (b)(c)(f)	523,132	493,486
		615,794
Specialty Retail - 2.6%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1872% 11/6/2027 (b)(c)(f)	137,500	136,984
At Home Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6872% 7/24/2028 (b)(c)(f)	246,713	82,957
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0519% 10/2/2031 (b)(c)(f)	875,600	872,868
Franchise Group Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.75%, 9.3006% 3/10/2026 (b)(c)(f)	412,326	167,817
Franchise Group Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.75%, 9.3023% 3/10/2026 (b)(c)(f)	112,035	45,597
Franchise Group Inc Tranche B DIP ROLLUP, term loan CME Term SOFR 1 month Index + 4.75%, 9.347% 5/6/2025 (b)(c)(f)(j)	234,898	223,153
Franchise Group Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 9%, 13.4362% 5/7/2025 (b)(c)(f)(i)	195,339	195,339
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8221% 6/9/2031 (b)(c)(f)	348,250	345,095
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0461% 11/26/2031 (b)(c)(f)	555,000	532,006
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1748% 6/6/2031 (b)(c)(f)	315,394	290,242
LS Group OpCo Acquistion LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8145% 4/23/2031 (b)(c)(f)	140,929	139,785
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8108% 4/15/2028 (b)(c)(f)	443,453	327,552
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% (b)(c)(f)(g)(h)	182,558	43,814
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9394% 10/20/2028 (b)(c)(f)	114,407	108,830
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6749% 10/20/2028 (b)(c)(f)	438,750	422,981
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.1749% 2/8/2028 (b)(c)(f)	378,156	335,300
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0407% 9/10/2029 (b)(c)(f)	1,219,037	1,080,068
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6894% 4/16/2028 (b)(c)(f)	423,500	421,230
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 1/30/2031 (b)(c)(f)	395,641	389,302
Woof Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3108% 12/21/2027 (b)(c)(f)	389,527	200,217
		6,361,137
Textiles, Apparel & Luxury Goods - 0.4%
Crocs Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5492% 2/20/2029 (b)(c)(f)	336,878	337,848
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6894% 11/23/2028 (b)(c)(f)	45,802	45,687
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8185% 8/26/2031 (b)(c)(f)	645,000	631,094
		1,014,629
TOTAL CONSUMER DISCRETIONARY		43,042,405

Consumer Staples - 2.1%
Beverages - 0.6%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 3/22/2032 (b)(c)(f)(g)	320,000	320,399
Naked Juice LLC 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3992% 1/24/2029 (b)(c)(f)	616,313	314,881
Naked Juice LLC 2LN, term loan CME Term SOFR 3 month Index + 6%, 10.3992% 1/24/2030 (b)(c)(f)	185,000	40,622
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5492% 3/31/2028 (b)(c)(f)	956,894	952,205
		1,628,107
Consumer Staples Distribution & Retail - 0.5%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0641% 2/5/2029 (b)(c)(f)	186,667	187,718
Cardenas Merger Sub LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.1492% 8/1/2029 (b)(c)(f)	584,181	500,936
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2368% 9/29/2031 (b)(c)(f)	280,863	278,768
JP Intermediate B LLC 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 14% 11/20/2027 (b)(c)(f)	387,863	15,514
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5461% 4/2/2029 (b)(c)(f)	394,216	391,259
		1,374,195
Food Products - 0.9%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5749% 12/23/2030 (b)(c)(f)	303,467	303,467
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 10/25/2027 (b)(c)(f)	399,825	399,493
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7158% 8/2/2028 (b)(c)(f)	705,020	450,332
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.4685% 8/2/2028 (b)(c)(f)	380,326	376,522
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 2/12/2031 (b)(c)(f)	387,080	383,937
Savor Acquisition Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.573% 2/19/2032 (b)(c)(f)	82,241	82,118
Savor Acquisition Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 1% 2/4/2032 (b)(c)(f)(i)	7,759	7,747
		2,003,616
Personal Care Products - 0.1%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1894% 5/17/2028 (b)(c)(f)	306,312	263,319
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9249% 2/23/2029 (b)(c)(f)	124,295	110,001
		373,320
TOTAL CONSUMER STAPLES		5,379,238

Energy - 2.7%
Energy Equipment & Services - 0.2%
WaterBridge Midstream Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0528% 6/22/2029 (b)(c)(f)	537,624	532,737
Oil, Gas & Consumable Fuels - 2.5%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0488% 7/9/2031 (b)(c)(f)	383,075	381,401
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2992% 10/31/2028 (b)(c)(f)	396,138	395,064
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9394% 3/17/2028 (b)(c)(f)	269,500	266,581
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2992% 12/31/2030 (b)(c)(f)	1,092,378	1,088,697
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 12/30/2027 (b)(c)(f)	229,425	229,425
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9249% 11/19/2029 (b)(c)(f)	443,613	439,115
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 0% 10/24/2029 (b)(c)(f)(g)	240,000	240,000
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.302% 10/9/2031 (b)(c)(f)	340,000	339,391
EPIC Y-Grade Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0437% 6/29/2029 (b)(c)(f)	497,500	496,958
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0749% 9/29/2028 (b)(c)(f)	287,465	287,979
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 5/30/2031 (b)(c)(f)	149,110	148,783
Hilcorp Energy I LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3222% 2/5/2030 (b)(c)(f)	260,000	259,350
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.7948% 10/30/2028 (b)(c)(f)	1,540,600	1,317,214
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0382% 2/28/2030 (b)(c)(f)	196,113	192,273
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5749% 8/1/2029 (b)(c)(f)	178,205	178,094
WaterBridge NDB Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3147% 5/10/2029 (b)(c)(f)	179,100	179,353
		6,439,678
TOTAL ENERGY		6,972,415

Financials - 10.5%
Capital Markets - 2.5%
AssuredPartners Inc Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8249% 2/14/2031 (b)(c)(f)	1,039,973	1,040,638
BroadStreet Partners Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 6/16/2031 (b)(c)(f)	676,713	670,251
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3249% 10/24/2031 (b)(c)(f)	987,617	986,017
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 5/19/2031 (b)(c)(f)	383,075	378,846
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0749% 9/15/2031 (b)(c)(f)	567,900	561,869
GTCR Everest Borrower LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 9/5/2031 (b)(c)(f)	518,700	514,649
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2907% 1/15/2032 (b)(c)(f)	497,838	493,796
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3132% 12/15/2031 (b)(c)(f)	1,022,679	1,009,793
NGP XI Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7992% 7/25/2031 (b)(c)(f)	179,550	178,651
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.9666% 11/19/2031 (b)(c)(f)	325,000	322,563
Superannuation & Investments US LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1894% 12/1/2028 (b)(c)(f)	223,756	224,204
		6,381,277
Financial Services - 2.8%
ACNR Holdings Inc term loan 13% (c)(f)(j)(k)	120,118	120,874
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2992% 1/31/2031 (b)(c)(f)	1,591,013	1,578,587
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2992% 9/30/2031 (b)(c)(f)	269,325	266,920
Empire Today Ip, LLC Tranche EXCH 1ST OUT TLB, term loan 9.9394% 8/30/2029 (c)(f)	32,508	28,932
Empire Today Ip, LLC Tranche Exchange FLSO TL, term loan 9.4394% 8/30/2029 (c)(f)	197,757	79,103
Empire Today Ip, LLC Tranche New $ 1st Out TLA, term loan 9.9263% 8/30/2029 (c)(f)	61,691	54,905
Epic Creations Inc Tranche DD DIP TL, term loan 5.3238% 5/2/2025 (c)(f)(j)	3,290	3,290
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (b)(c)(f)(g)(h)(j)	49,884	0
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0529% 4/16/2029 (b)(c)(f)	242,217	242,823
Neon Maple US Debt Mergersub Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 11/17/2031 (b)(c)(f)	795,000	788,815
Nexus Buyer LLC 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6749% 11/5/2029 (b)(c)(f)	220,000	218,545
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8249% 7/31/2031 (b)(c)(f)	1,012,613	1,006,072
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0749% 5/16/2031 (b)(c)(f)	216,844	216,573
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0466% 2/20/2030 (b)(c)(f)	292,056	291,690
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0749% 6/6/2031 (b)(c)(f)	412,930	411,485
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0749% 6/24/2031 (b)(c)(f)	188,656	187,969
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.58% 11/21/2031 (b)(c)(f)	234,413	233,679
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0719% 2/20/2032 (b)(c)(f)	1,490,000	1,479,764
		7,210,026
Insurance - 5.2%
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 11/6/2030 (b)(c)(f)	2,922,479	2,898,983
AmWINS Group Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 1/21/2032 (b)(c)(f)	713,213	706,943
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2908% 12/29/2031 (b)(c)(f)	281,454	278,464
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4249% 8/19/2028 (b)(c)(f)	974,937	963,969
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6749% 8/19/2028 (b)(c)(f)	836,435	827,920
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5749% 9/19/2030 (b)(c)(f)	1,815,875	1,790,345
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6894% 1/31/2028 (b)(c)(f)	1,340,000	1,265,349
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6894% 1/20/2029 (b)(c)(f)	630,000	582,063
Asurion LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6894% 7/31/2027 (b)(c)(f)	580,800	575,718
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7869% 6/20/2030 (b)(c)(f)	1,801,661	1,792,725
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 9/15/2031 (b)(c)(f)	282,911	281,708
TIH Insurance Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0492% 5/6/2032 (b)(c)(f)	386,053	388,709
TIH Insurance Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 5/6/2031 (b)(c)(f)	454,798	451,387
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5492% 9/27/2030 (b)(c)(f)	123,134	121,834
		12,926,117
TOTAL FINANCIALS		26,517,420

Health Care - 6.7%
Health Care Equipment & Supplies - 1.6%
Avantor Funding Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4249% 11/8/2027 (b)(c)(f)	23,274	23,271
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3132% 3/31/2029 (b)(c)(f)	275,569	274,800
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 8/1/2031 (b)(c)(f)	962,500	963,501
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 10/21/2028 (b)(c)(f)	2,274,105	2,268,897
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5492% 5/30/2031 (b)(c)(f)	263,675	262,686
Viant Medical Holdings Inc 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3249% 10/16/2031 (b)(c)(f)	199,500	199,301
		3,992,456
Health Care Providers & Services - 2.4%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.6992% 2/15/2029 (b)(c)(f)	306,845	237,891
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5722% 2/11/2028 (b)(c)(f)	221,476	219,935
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 5/9/2031 (b)(c)(f)	432,825	431,977
Examworks Bidco Inc Tranche B 1LN, term loan 7.0749% 11/1/2028 (c)(f)	174,716	174,269
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3992% 10/1/2027 (b)(c)(f)	206,427	193,181
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3249% 9/24/2031 (b)(c)(f)	653,363	618,956
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8249% 10/23/2031 (b)(c)(f)	208,194	207,890
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 4.1487% 10/16/2031 (b)(c)(f)(i)	26,806	26,767
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2992% 7/3/2028 (b)(c)(f)	273,290	273,881
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2992% 7/3/2028 (b)(c)(f)	68,090	68,237
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8249% 4/15/2031 (b)(c)(f)	395,420	394,535
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 2/21/2031 (b)(c)(f)	326,708	325,150
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 11/15/2028 (b)(c)(f)	1,030,120	1,027,245
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5747% 12/4/2031 (b)(c)(f)	855,000	852,102
TTF Lower Intermediate LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0016% 7/18/2031 (b)(c)(f)	249,375	244,076
Upstream Newco Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8024% 11/20/2026 (b)(c)(f)	282,371	231,191
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6872% 10/1/2028 (b)(c)(f)	93,954	92,053
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.5%, 8.7849% 10/14/2031 (b)(c)(f)	190,826	190,826
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 4.5% 10/7/2031 (b)(c)(f)(i)	8,696	8,696
US Radiology Specialists Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0492% 12/15/2027 (b)(c)(f)	139,300	139,050
		5,957,908
Health Care Technology - 1.4%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 2/15/2029 (b)(c)(f)	1,369,784	1,350,526
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (f)	160,000	157,400
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 2/17/2032 (b)(c)(f)(g)	150,000	146,437
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0727% 4/30/2031 (b)(c)(f)	960,324	938,717
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0749% 9/28/2029 (b)(c)(f)	470,250	466,855
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 11/26/2031 (b)(c)(f)	598,500	596,441
		3,656,376
Pharmaceuticals - 1.3%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 0% 9/25/2030 (b)(c)(f)(g)	1,270,000	1,219,200
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1727% 8/1/2027 (b)(c)(f)	391,654	390,690
Endo Finance Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3249% 4/23/2031 (b)(c)(f)	577,100	571,185
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 5/5/2028 (b)(c)(f)	642,258	641,776
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5721% 5/19/2031 (b)(c)(f)	502,556	495,018
		3,317,869
TOTAL HEALTH CARE		16,924,609

Industrials - 13.3%
Aerospace & Defense - 1.2%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 10/31/2030 (b)(c)(f)	203,502	201,754
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3216% 1/27/2032 (b)(c)(f)	280,000	277,900
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0466% 2/26/2032 (b)(c)(f)	854,397	842,290
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 1% 1/30/2032 (b)(c)(f)(i)	80,603	79,461
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3222% 12/11/2031 (b)(c)(f)	410,769	407,689
Signia Aerospace LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3%, 0% 11/24/2031 (b)(c)(f)(g)(i)	34,231	33,974
TransDigm Inc Tranche I 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 8/24/2028 (b)(c)(f)	523,166	522,784
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 3/22/2030 (b)(c)(f)	195,767	195,361
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7992% 1/20/2032 (b)(c)(f)	373,125	370,920
		2,932,133
Air Freight & Logistics - 0.5%
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1749% 11/23/2028 (b)(c)(f)	545,939	535,021
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1749% 11/23/2028 (b)(c)(f)(j)	336,375	336,375
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2992% 3/18/2030 (b)(c)(f)	300,102	295,762
		1,167,158
Building Products - 1.3%
ACProducts Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8108% 5/17/2028 (b)(c)(f)	998,825	653,401
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0749% 1/3/2029 (b)(c)(f)	480,517	478,658
AZZ Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 5/11/2029 (b)(c)(f)	274,463	274,532
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6749% 10/22/2028 (b)(c)(f)	287,042	284,112
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7992% 8/2/2031 (b)(c)(f)	233,825	231,445
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2992% 1/24/2029 (b)(c)(f)	340,790	340,220
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3219% 2/16/2032 (b)(c)(f)	440,000	428,450
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.25%, 8.5492% 4/29/2029 (b)(c)(f)	673,200	628,002
		3,318,820
Commercial Services & Supplies - 5.5%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 12/21/2028 (b)(c)(f)	2,094,116	2,070,180
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1749% 5/14/2028 (b)(c)(f)	1,656,870	1,654,103
ArchKey Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0727% 11/3/2031 (b)(c)(f)	327,241	326,970
ArchKey Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 0% 10/10/2031 (b)(c)(f)(g)(i)	37,759	37,727
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7992% 2/10/2031 (b)(c)(f)	570,021	539,303
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0749% 5/31/2028 (b)(c)(f)	282,866	282,631
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7907% 8/1/2030 (b)(c)(f)	1,281,704	1,209,788
Brock Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6%, 10.2992% 5/2/2030 (b)(c)(f)	154,225	153,196
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2704% 2/10/2031 (b)(c)(f)	148,503	147,760
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2908% 8/1/2029 (b)(c)(f)	613,253	612,193
Filtration Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 10/24/2028 (b)(c)(f)	439,392	438,570
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5772% 4/14/2029 (b)(c)(f)	228,141	230,308
GFL Environmental Services Inc/ON Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8185% 3/3/2032 (b)(c)(f)	645,000	637,905
Madison IAQ LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 3/29/2032 (b)(c)(f)(g)	465,000	460,350
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7622% 6/21/2028 (b)(c)(f)	641,003	632,766
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1389% 10/11/2028 (b)(c)(f)	26,000	22,279
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3889% 4/11/2029 (b)(c)(f)	1,579,497	1,356,883
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0498% 7/25/2030 (b)(c)(f)	563,934	559,710
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0749% 3/19/2032 (b)(c)(f)	235,000	232,258
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5748% 11/30/2028 (b)(c)(f)	243,543	242,762
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5748% 11/30/2028 (b)(c)(f)	18,758	18,697
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4361% 12/10/2026 (b)(c)(f)	373,879	373,411
Tidal Waste & Recycling Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7992% 10/6/2031 (b)(c)(f)	170,000	169,840
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.0349% 6/15/2030 (b)(c)(f)	242,344	230,348
Vestis Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5786% 2/24/2031 (b)(c)(f)	220,219	219,118
Wellful Inc Tranche Bootstrap FLSO TL, term loan CME Term SOFR 3 month Index + 6.25%, 10.6883% 10/19/2030 (b)(c)(f)	203,846	140,654
Wellful Inc Tranche Priming TL, term loan CME Term SOFR 3 month Index + 5%, 9.4394% 4/19/2030 (b)(c)(f)	212,815	205,766
WMB Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 11/3/2029 (b)(c)(f)	635,034	631,065
		13,836,541
Construction & Engineering - 0.6%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0604% 3/21/2031 (b)(c)(f)	273,074	271,881
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8272% 11/3/2031 (b)(c)(f)	334,163	331,797
Pike Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4394% 1/21/2028 (b)(c)(f)	154,589	154,744
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2908% 2/16/2028 (b)(c)(f)	234,572	234,084
Zekelman Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5705% 1/24/2031 (b)(c)(f)	472,244	472,612
		1,465,118
Electrical Equipment - 0.4%
Array Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6861% 10/14/2027 (b)(c)(f)	307,808	306,463
Vertiv Group Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0727% 3/2/2027 (b)(c)(f)	830,841	828,291
		1,134,754
Ground Transportation - 0.1%
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0492% 4/10/2031 (b)(c)(f)	432,825	428,553
Machinery - 0.7%
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8051% 3/18/2030 (b)(c)(f)	446,459	445,901
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8227% 9/28/2028 (b)(c)(f)	215,006	211,009
Crown Equipment Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 10/10/2031 (b)(c)(f)(g)	70,000	69,738
Crown Equipment Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8194% 10/10/2031 (b)(c)(f)	165,000	164,381
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6749% 1/2/2032 (b)(c)(f)	145,000	144,728
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4249% 3/25/2031 (b)(c)(f)	603,900	578,343
TNT Crane & Rigging Inc 2LN, term loan CME Term SOFR 1 month Index + 8.75%, 13.3221% 12/3/2026 (b)(c)(f)(j)	284,014	264,303
		1,878,403
Passenger Airlines - 0.4%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5432% 4/20/2028 (b)(c)(f)	333,797	329,521
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0432% 10/20/2027 (b)(c)(f)	145,034	146,321
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2966% 2/24/2031 (b)(c)(f)	440,326	438,596
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 3/26/2031 (b)(c)(f)(g)	165,000	163,762
		1,078,200
Professional Services - 1.8%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9394% 2/4/2028 (b)(c)(f)	478,454	477,923
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 9/29/2031 (b)(c)(f)	1,127,175	1,087,724
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0728% 10/30/2031 (b)(c)(f)	239,400	238,055
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0749% 12/30/2028 (b)(c)(f)	626,920	603,322
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3132% 9/29/2028 (b)(c)(f)	381,101	380,362
Dayforce Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.318% 3/3/2031 (b)(c)(f)	218,353	217,261
EAB Global Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 8/16/2030 (b)(c)(f)	331,957	320,919
Galaxy US Opco Inc 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.2908% 7/31/2030 (b)(c)(f)	441,815	369,406
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 5/30/2031 (b)(c)(f)	133,988	133,485
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3132% 7/31/2031 (b)(c)(f)	785,684	782,738
		4,611,195
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 5/19/2028 (b)(c)(f)	128,375	128,175
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2908% 1/29/2031 (b)(c)(f)	742,984	673,641
		801,816
Transportation Infrastructure - 0.5%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3019% 4/8/2030 (b)(c)(f)	450,022	448,992
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5492% 1/2/2029 (b)(c)(f)	126,920	125,333
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 5.9289% 8/10/2029 (b)(c)(f)	361,019	206,684
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2992% 7/26/2028 (b)(c)(f)	430,811	425,021
		1,206,030
TOTAL INDUSTRIALS		33,858,721

Information Technology - 15.2%
Communications Equipment - 0.5%
CommScope LLC 1LN, term loan 9.5749% 12/17/2029 (c)(f)	1,310,119	1,303,568
Electronic Equipment, Instruments & Components - 1.2%
Coherent Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 7/2/2029 (b)(c)(f)	632,603	630,889
DG Investment Intermediate Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 6.75%, 11.1894% 3/31/2029 (b)(c)(f)	95,000	94,050
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1894% 3/31/2028 (b)(c)(f)	486,934	483,282
DG Investment Intermediate Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 3.75% 3/31/2028 (b)(c)(f)(i)	7,068	6,927
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0749% 6/2/2031 (b)(c)(f)	358,230	356,095
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0749% 11/13/2029 (b)(c)(f)	233,758	232,402
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5492% 8/18/2031 (b)(c)(f)	572,125	568,229
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 2/20/2032 (b)(c)(f)(g)	240,000	239,100
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5715% 10/15/2031 (b)(c)(f)	314,213	312,249
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5727% 5/30/2030 (b)(c)(f)	139,135	139,309
		3,062,532
IT Services - 2.9%
Ahead DB Holdings LLC Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2992% 2/3/2031 (b)(c)(f)	218,214	217,565
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5636% 2/10/2028 (b)(c)(f)	678,320	632,024
GTT Communications Inc Tranche HOLDCO 1LN, term loan CME Term SOFR 1 month Index + 9%, 13.3992% 6/30/2028 (b)(c)(f)	169,032	131,423
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8249% 3/6/2028 (b)(c)(f)	245,000	243,898
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 9.3194% 3/7/2033 (b)(c)(f)	290,000	290,000
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 3/22/2032 (b)(c)(f)	965,000	960,783
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 6/17/2031 (b)(c)(f)	601,975	594,222
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1749% 2/1/2028 (b)(c)(f)	1,631,280	1,449,033
Plano HoldCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7992% 10/2/2031 (b)(c)(f)	170,000	169,150
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 6/20/2031 (b)(c)(f)	615,000	614,619
X Corp 1LN, term loan 9.5% 10/29/2029 (f)	1,215,000	1,245,594
X Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 6.5%, 10.9492% 10/26/2029 (b)(c)(f)	733,125	728,315
		7,276,626
Semiconductors & Semiconductor Equipment - 0.2%
MKS Instruments Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3192% 8/17/2029 (b)(c)(f)	476,562	475,670
Software - 10.1%
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 2/24/2031 (b)(c)(f)	656,894	656,310
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.1749% 12/10/2029 (b)(c)(f)	84,636	84,064
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 12/11/2028 (b)(c)(f)	1,196,719	1,181,114
Camelot US Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0749% 1/31/2031 (b)(c)(f)	674,151	664,598
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0492% 3/24/2031 (b)(c)(f)	783,038	774,651
Cloud Software Group Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7992% 3/29/2029 (b)(c)(f)	1,176,006	1,163,976
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0608% 9/30/2028 (b)(c)(f)	503,195	502,254
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3249% 10/16/2026 (b)(c)(f)	1,271,126	1,234,264
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.3249% 2/19/2029 (b)(c)(f)	445,000	357,299
Eagle Parent Canada Inc Tranche INCR B, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 3/17/2029 (b)(c)(f)(j)	630,000	579,482
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 10/29/2029 (b)(c)(f)	600,584	598,974
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0749% 5/30/2031 (b)(c)(f)	521,016	519,270
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2993% 3/3/2028 (b)(c)(f)	102,302	101,679
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0749% 9/12/2029 (b)(c)(f)	858,894	853,792
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5352% 10/9/2031 (b)(c)(f)	745,000	736,619
Leia Finco US LLC 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5352% 10/12/2032 (b)(c)(f)	170,000	166,933
McAfee Corp 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3227% 3/1/2029 (b)(c)(f)	123,762	117,914
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5749% 12/31/2031 (b)(c)(f)	895,968	819,559
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5749% 5/3/2028 (b)(c)(f)	1,324,062	1,252,073
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.5749% 2/23/2029 (b)(c)(f)	250,000	230,803
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7908% 7/1/2031 (b)(c)(f)	1,182,038	1,143,125
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5498% 7/31/2026 (b)(c)(f)	429,106	326,978
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3024% 6/2/2028 (b)(c)(f)	2,710,664	2,589,715
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 0% 11/22/2032 (b)(c)(f)(g)	330,000	327,664
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/28/2030 (b)(c)(f)(g)	290,000	289,153
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 10/28/2030 (b)(c)(f)	60,244	60,068
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2992% 7/16/2031 (b)(c)(f)	580,732	577,010
Project Boost Purchaser LLC Tranche B 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5492% 7/17/2032 (b)(c)(f)	105,000	104,868
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 8/31/2028 (b)(c)(f)	867,970	864,446
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1867% 5/15/2028 (b)(c)(f)	946,248	433,382
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6867% 5/15/2028 (b)(c)(f)	220,436	225,671
RealPage Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0492% 4/24/2028 (b)(c)(f)	180,000	179,800
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5608% 4/22/2028 (b)(c)(f)	751,074	740,281
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9249% 9/30/2028 (b)(c)(f)	460,895	451,267
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3249% 4/8/2030 (b)(c)(f)	863,718	846,340
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0492% 11/23/2029 (b)(c)(f)	207,093	205,873
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.2992% 8/14/2029 (b)(c)(f)	228,023	226,819
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 5/9/2031 (b)(c)(f)	672,554	671,767
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2998% 2/10/2031 (b)(c)(f)	2,302,608	2,296,506
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0721% 4/14/2031 (b)(c)(f)	506,259	505,626
		25,661,987
Technology Hardware, Storage & Peripherals - 0.3%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.33% 2/23/2032 (b)(c)(f)	785,000	772,244
TOTAL INFORMATION TECHNOLOGY		38,552,627

Materials - 6.9%
Chemicals - 3.2%
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.1749% 11/24/2028 (b)(c)(f)	135,000	127,035
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4249% 11/24/2027 (b)(c)(f)	480,956	466,527
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9249% 9/30/2028 (b)(c)(f)	835,667	823,659
Arthur US Finco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5492% 12/14/2029 (b)(c)(f)	416,372	364,151
Avient Corp Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0754% 8/29/2029 (b)(c)(f)	107,457	107,412
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0492% 12/23/2031 (b)(c)(f)	458,850	452,734
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 8/18/2028 (b)(c)(f)	799,526	796,192
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3141% 11/1/2030 (b)(c)(f)	326,708	323,931
Discovery Purchaser Corp 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0401% 10/4/2029 (b)(c)(f)	1,025,015	1,013,801
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3242% 7/3/2028 (b)(c)(f)	516,838	474,494
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3248% 3/15/2029 (b)(c)(f)	1,047,446	1,016,024
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8624% 3/15/2030 (b)(c)(f)	120,000	113,400
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1749% 3/1/2030 (b)(c)(f)	137,550	128,953
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6749% 4/2/2029 (b)(c)(f)	490,050	469,223
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0501% 8/22/2031 (b)(c)(f)	644,310	616,927
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.2185% 12/1/2026 (b)(c)(f)	247,990	232,677
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.2908% 1/31/2029 (b)(c)(f)	283,067	280,364
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.2992% 9/30/2031 (b)(c)(f)	221,560	221,319
USALCO LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4%, 1% 9/30/2031 (b)(c)(f)(i)	22,885	22,859
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5492% 9/22/2028 (b)(c)(f)	142,424	140,822
		8,192,504
Construction Materials - 0.7%
Eco Material Technologies Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.4666% 1/30/2032 (b)(c)(f)	275,000	273,798
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 2/10/2032 (b)(c)(f)	1,015,000	1,002,567
VM Consolidated Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5749% 3/27/2028 (b)(c)(f)	284,185	284,469
White Cap Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 10/19/2029 (b)(c)(f)	192,255	186,076
		1,746,910
Containers & Packaging - 2.9%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6894% 3/3/2028 (b)(c)(f)	619,638	613,497
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8202% 6/9/2031 (b)(c)(f)	956,306	952,242
Berry Global Inc Tranche AA 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.1861% 7/1/2029 (b)(c)(f)	272,815	272,610
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3141% 12/2/2030 (b)(c)(f)	538,865	537,825
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.4999% 4/13/2029 (b)(c)(f)	1,996,428	1,986,226
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 3/29/2032 (b)(c)(f)(g)	943,505	938,005
Clydesdale Acquisition Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 3/29/2032 (b)(c)(f)(g)	16,495	16,398
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 8/4/2027 (b)(c)(f)	660,308	659,040
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 5/1/2031 (b)(c)(f)	333,761	330,841
Pactiv Evergreen Group Holdings Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8249% 9/25/2028 (b)(c)(f)	396,136	395,245
Pregis TopCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3249% 8/3/2026 (b)(c)(f)	276,252	276,006
Pregis TopCo LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4394% 8/1/2026 (b)(c)(f)	241,250	241,023
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0749% 4/21/2031 (b)(c)(f)	118,800	118,837
		7,337,795
Paper & Forest Products - 0.1%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0749% 5/23/2031 (b)(c)(f)	317,280	316,328
TOTAL MATERIALS		17,593,537

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Cushman & Wakefield US Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 1/31/2030 (b)(c)(f)	141,013	140,660
Cushman & Wakefield US Borrower LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0749% 1/31/2030 (b)(c)(f)	320,852	319,649
Greystar Real Estate Partners LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0501% 8/21/2030 (b)(c)(f)	399,508	398,761
		859,070
Utilities - 1.5%
Electric Utilities - 0.7%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0439% 4/16/2031 (b)(c)(f)	160,415	159,988
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0749% 12/20/2030 (b)(c)(f)	660,308	657,759
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5727% 1/20/2031 (b)(c)(f)	988,494	978,609
		1,796,356
Independent Power and Renewable Electricity Producers - 0.8%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0749% 9/30/2031 (b)(c)(f)	388,050	387,627
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3249% 7/31/2030 (b)(c)(f)	255,000	254,133
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0749% 2/13/2032 (b)(c)(f)	290,000	288,695
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 0% 3/25/2030 (b)(c)(f)(g)	340,000	330,650
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.818% 12/10/2031 (b)(c)(f)	164,588	164,087
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1894% 3/25/2028 (b)(c)(f)	323,767	316,777
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1894% 3/27/2028 (b)(c)(f)	290,000	287,462
		2,029,431
TOTAL UTILITIES		3,825,787

TOTAL UNITED STATES		206,559,147
TOTAL BANK LOAN OBLIGATIONS (Cost $235,122,928)		226,752,645

Common Stocks - 1.4%
	Shares	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
New Cineworld Ltd (j)(l)	8,816	200,388
UNITED STATES - 1.3%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (j)	543	9,773
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Old Claimco LLC (j)(l)	15,069	169,828
Specialty Retail - 0.0%
Joann Inc (j)	121,413	0
TOTAL CONSUMER DISCRETIONARY		169,828

Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
California Resources Corp	10,775	473,777
EP Energy Corp (j)(l)	3,190	4,242
Expand Energy Corp	9,834	1,094,721
Expand Energy Corp (m)	137	15,251
Exxon Mobil Corp	6,304	749,735
New Fortress Energy Inc (n)	6,142	51,040
		2,388,766
Financials - 0.2%
Financial Services - 0.2%
ACNR Holdings Inc (j)(l)	6,300	556,920
Carnelian Point Holdings LP warrants 6/30/2027 (j)(l)	367	1,072
Limetree Bay Cayman Ltd (j)(l)	153	0
		557,992
Industrials - 0.0%
Machinery - 0.0%
Tnt Crane & Rigging LLC (j)(l)	24,748	54,693
Tnt Crane & Rigging LLC warrants 10/31/2025 (j)(l)	3,037	0
		54,693
Information Technology - 0.1%
IT Services - 0.1%
GTT Communications Inc (j)(l)	3,248	153,988
TOTAL UNITED STATES		3,335,040
TOTAL COMMON STOCKS (Cost $2,535,920)		3,535,428

Non-Convertible Corporate Bonds - 4.4%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (e)	10,000	9,945
FRANCE - 0.5%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Altice France SA 5.125% 1/15/2029 (e)	80,000	62,847
Altice France SA 5.125% 7/15/2029 (e)	305,000	238,917
Altice France SA 5.5% 1/15/2028 (e)	1,000,000	798,966
Altice France SA 5.5% 10/15/2029 (e)	145,000	114,892

TOTAL FRANCE		1,215,622
LUXEMBOURG - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice Financing SA 5.75% 8/15/2029 (e)	430,000	314,538
PUERTO RICO - 0.1%
Communication Services - 0.1%
Media - 0.1%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (e)	150,000	110,880
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (e)	220,000	184,108

TOTAL PUERTO RICO		294,988
UNITED KINGDOM - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
EG Global Finance PLC 12% 11/30/2028 (e)	365,000	404,147
UNITED STATES - 3.5%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.1%
Frontier Communications Holdings LLC 5% 5/1/2028 (e)	160,000	157,862
Level 3 Financing Inc 4.5% 4/1/2030 (e)	160,000	128,000
		285,862
Media - 0.6%
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (e)	140,000	135,867
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (e)	285,000	275,767
DISH Network Corp 11.75% 11/15/2027 (e)	360,000	379,108
EchoStar Corp 10.75% 11/30/2029	468,715	491,571
Univision Communications Inc 8.5% 7/31/2031 (e)	145,000	141,685
		1,423,998
Consumer Discretionary - 1.2%
Automobile Components - 0.1%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (e)	150,000	152,113
Automobiles - 0.6%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.502% 10/15/2026 (b)(c)(e)	1,460,000	1,465,390
Diversified Consumer Services - 0.0%
TKC Holdings Inc 10.5% 5/15/2029 (e)	150,000	149,426
Hotels, Restaurants & Leisure - 0.4%
Caesars Entertainment Inc 7% 2/15/2030 (e)	135,000	136,849
Carnival Corp 7.625% 3/1/2026 (e)	80,000	80,023
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (e)	875,000	805,881
		1,022,753
Specialty Retail - 0.1%
Carvana Co 5.625% 10/1/2025 (e)	260,000	258,700
TOTAL CONSUMER DISCRETIONARY		3,048,382

Energy - 0.0%
Energy Equipment & Services - 0.0%
Transocean Poseidon Ltd 6.875% 2/1/2027 (e)	73,500	73,012
Financials - 0.7%
Financial Services - 0.5%
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	300,000	249,943
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	255,000	241,040
NFE Financing LLC 12% 11/15/2029 (e)	818,316	689,749
		1,180,732
Insurance - 0.2%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (e)	365,000	371,336
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (e)	295,000	296,154
		667,490
TOTAL FINANCIALS		1,848,222

Industrials - 0.3%
Aerospace & Defense - 0.2%
TransDigm Inc 6.375% 3/1/2029 (e)	355,000	358,619
Commercial Services & Supplies - 0.1%
GEO Group Inc/The 8.625% 4/15/2029	50,000	52,478
Neptune Bidco US Inc 9.29% 4/15/2029 (e)	120,000	103,500
		155,978
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (e)	30,000	31,114
Passenger Airlines - 0.0%
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (e)	68,750	68,562
Delta Air Lines Inc / SkyMiles IP Ltd 4.5% 10/20/2025 (e)	28,712	28,612
		97,174
TOTAL INDUSTRIALS		642,885

Information Technology - 0.2%
Software - 0.2%
Cloud Software Group Inc 8.25% 6/30/2032 (e)	282,000	286,718
Cloud Software Group Inc 9% 9/30/2029 (e)	160,000	159,582
		446,300
Materials - 0.1%
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (e)	210,000	217,568
Real Estate - 0.3%
Diversified REITs - 0.1%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (e)	321,000	340,996
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (e)	50,000	49,453
		390,449
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	470,000	424,580
TOTAL REAL ESTATE		815,029

TOTAL UNITED STATES		8,801,258
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $11,402,113)		11,040,498

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.6946% (b)(c)(k)	235,000	237,040
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (c)(e)(k)	145,000	142,588
TOTAL UNITED STATES		379,628
TOTAL PREFERRED SECURITIES (Cost $378,688)		379,628

Money Market Funds - 4.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (o) (Cost $11,999,899)	4.32	11,997,778	12,000,178

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $261,889,548)	254,158,167
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(503,313)
NET ASSETS - 100.0%	253,654,854

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,173,264 or 4.0% of net assets.

(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(h)	Non-income producing - Security is in default.
(i)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $281,455 and $279,798, respectively.

(j)	Level 3 security
(k)	Security is perpetual in nature with no stated maturity date.
(l)	Non-income producing
(m)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,251 or 0.0% of net assets.

(n)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $51,040 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/21	1,297

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
New Fortress Energy Inc	2025-05-22

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,513,357	29,874,415	31,387,594	230,845	-	-	12,000,178	11,997,778	0.0%
Fidelity Securities Lending Cash Central Fund	-	1,114,550	1,114,550	12	-	-	-	-	0.0%
Total	13,513,357	30,988,965	32,502,144	230,857	-	-	12,000,178	11,997,778

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2025, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Asset-Backed Securities	449,790	-	449,790	-

Bank Loan Obligations
Communication Services	16,880,239	-	16,825,704	54,535
Consumer Discretionary	48,096,970	-	47,751,509	345,461
Consumer Staples	6,338,501	-	6,338,501	-
Energy	8,665,272	-	8,665,272	-
Financials	26,838,773	-	26,714,609	124,164
Health Care	17,577,656	-	17,577,656	-
Industrials	38,545,716	-	37,945,038	600,678
Information Technology	39,163,745	-	38,572,176	591,569
Materials	19,666,177	-	19,666,177	-
Real Estate	859,070	-	859,070	-
Utilities	4,120,526	-	4,120,526	-

Common Stocks
Communication Services	210,161	-	-	210,161
Consumer Discretionary	169,828	-	-	169,828
Energy	2,388,766	2,384,524	-	4,242
Financials	557,992	-	-	557,992
Industrials	54,693	-	-	54,693
Information Technology	153,988	-	-	153,988

Non-Convertible Corporate Bonds
Communication Services	3,535,008	-	3,535,008	-
Consumer Discretionary	3,058,327	-	3,058,327	-
Energy	477,159	-	477,159	-
Financials	1,848,222	-	1,848,222	-
Industrials	642,885	-	642,885	-
Information Technology	446,300	-	446,300	-
Materials	217,568	-	217,568	-
Real Estate	815,029	-	815,029	-

Preferred Securities
Energy	237,040	-	237,040	-
Industrials	142,588	-	142,588	-

Money Market Funds	12,000,178	12,000,178	-	-
Total Investments in Securities:	254,158,167	14,384,702	236,906,154	2,867,311
The following is a reconciliation of  Investments in Securities for which Level 3 inputs were used in determining value. Beginning balances have been updated to conform to current period presentation, as applicable.
	Beginning Balance($)	Net Realized Gain (Loss) on Investement Securities($)	Net Unrealized Gain (Loss) on Investement Securities($)	Cost of Purchases($)	Proceeds of Sales($)	Amoritization/ Accretion($)	Transfers into Level3($)	Transfers out of Level3($)	Ending Balance	The Change in unrealized gain (loss) for the period attributable to Level3 securities held at March 31, 2025($)
Bank Loan Obligations	775,534	(4,317)	68	1,006,956	(156,368)	7,871	239,605	(152,942)	1,716,407	(29,481)
Common Stocks	1,514,707	148,019	(323,812)	-	(188,010)	-	-	-	1,150,904	(323,812)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions, corporate actions or exchanges. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
As of March 31, 2025 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $249,889,649)	$242,157,989
Fidelity Central Funds (cost $11,999,899)	12,000,178

Total Investment in Securities (cost $261,889,548)		$254,158,167
Cash		775,202
Receivable for investments sold		6,291,726
Receivable for fund shares sold		156,762
Dividends receivable		79
Interest receivable		1,887,779
Distributions receivable from Fidelity Central Funds		37,943
Receivable from investment adviser for expense reductions		3,022
Other receivables		4,804
Total assets		263,315,484
Liabilities
Payable for investments purchased
Regular delivery	$9,199,796
Delayed delivery	350,000
Payable for fund shares redeemed	106,494
Distributions payable	98
Other payables and accrued expenses	4,242
Total liabilities		9,660,630
Net Assets		$253,654,854
Net Assets consist of:
Paid in capital		$295,266,181
Total accumulated earnings (loss)		(41,611,327)
Net Assets		$253,654,854
Net Asset Value, offering price and redemption price per share ($253,654,854 ÷ 28,692,004 shares)		$8.84
Statement of Operations
Six months ended March 31, 2025 (Unaudited)
Investment Income
Dividends		$51,701
Interest		10,443,817
Income from Fidelity Central Funds (including $12 from security lending)		230,857
Total income		10,726,375
Expenses
Custodian fees and expenses	$28,492
Independent trustees' fees and expenses	470
Legal	9,463
Total expenses before reductions	38,425
Expense reductions	(34,142)
Total expenses after reductions		4,283
Net Investment income (loss)		10,722,092
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,608,814)
Total net realized gain (loss)		(1,608,814)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(1,789,192)
Unfunded commitments	(58,917)
Total change in net unrealized appreciation (depreciation)		(1,848,109)
Net gain (loss)		(3,456,923)
Net increase (decrease) in net assets resulting from operations		$7,265,169
Statement of Changes in Net Assets

	Six months ended March 31, 2025 (Unaudited)	Year ended September 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,722,092	$22,357,505
Net realized gain (loss)	(1,608,814)	(145,809)
Change in net unrealized appreciation (depreciation)	(1,848,109)	(383,628)
Net increase (decrease) in net assets resulting from operations	7,265,169	21,828,068
Distributions to shareholders	(10,929,133)	(23,570,332)

Share transactions
Proceeds from sales of shares	20,318,064	42,638,785
Reinvestment of distributions	10,929,056	23,566,809
Cost of shares redeemed	(25,745,587)	(37,363,376)

Net increase (decrease) in net assets resulting from share transactions	5,501,533	28,842,218
Total increase (decrease) in net assets	1,837,569	27,099,954

Net Assets
Beginning of period	251,817,285	224,717,331
End of period	$253,654,854	$251,817,285

Other Information
Shares
Sold	2,261,592	4,719,740
Issued in reinvestment of distributions	1,218,404	2,617,840
Redeemed	(2,863,349)	(4,137,942)
Net increase (decrease)	616,647	3,199,638

Financial Highlights
Fidelity® Series Floating Rate High Income Fund

	Six months ended (Unaudited) March 31, 2025	Years ended September 30, 2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$8.97	$9.03	$8.70	$9.30	$8.86	$9.29
Income from Investment Operations
Net investment income (loss) A,B	.381	.842	.777	.457	.388	.463
Net realized and unrealized gain (loss)	(.122)	(.010)	.328	(.607)	.435	(.439)
Total from investment operations	.259	.832	1.105	(.150)	.823	.024
Distributions from net investment income	(.389)	(.892)	(.775)	(.450)	(.383)	(.454)
Total distributions	(.389)	(.892)	(.775)	(.450)	(.383)	(.454)
Net asset value, end of period	$8.84	$8.97	$9.03	$8.70	$9.30	$8.86
Total Return C,D	2.90%	9.65%	13.20%	(1.69)%	9.44%	.37%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.03% G	.03%	.03%	.03%	.01%	.01%
Expenses net of fee waivers, if any	- % G,H	-% H	-% H	-% H	-% H	.01%
Expenses net of all reductions	-% G,H	-% H	-% H	-% H	-% H	.01%
Net investment income (loss)	8.51% G	9.36%	8.74%	5.02%	4.24%	5.22%
Supplemental Data
Net assets, end of period (000 omitted)	$253,655	$251,817	$224,717	$217,347	$285,534	$269,060
Portfolio turnover rate I	71 % G	43%	30%	28%	45%	37%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns for periods of less than one year are not annualized.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAnnualized.
HAmount represents less than .005%.
IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended March 31, 2025

1. Organization.
Fidelity Series Floating Rate High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in InputA
Bank Loan Obligations	$1,716,407	Market approach	Transaction price	$98.00 - $100.00 / $98.11	Increase
		Indicative market price	Evaluated bid	$95.00 - $99.75 / $96.53	Increase
		Discounted cash flow	Yield	7.9% - 17.3% / 11.7%	Decrease
		Recovery value	Recovery value	$0.00	Increase
Common Stocks	$1,150,904	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	1.8 - 7.6 / 4.4	Increase
		Market approach	Transaction price	$2.92 - $18.00 / $16.51	Increase
		Discounted cash flow	Discount rate	12.6%	Decrease
		Recovery value	Recovery value	$0.00	Increase
		Black scholes	Discount rate	4.3%	Increase
			Term	0.5	Increase
			Volatility	55.0%	Increase

A Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2025, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,516,748
Gross unrealized depreciation	(11,263,011)
Net unrealized appreciation (depreciation)	$(7,746,263)
Tax cost	$261,904,430

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Long-term	$(31,778,318)
Total capital loss carryforward	$(31,778,318)
Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncements. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Floating Rate High Income Fund	90,365,174	86,988,370

5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2026 unless extended or renewed.
7. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, the borrowers provide collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the fair value of the loaned securities during the period of the loan. The fair value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned or gaining access to non-cash collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral less rebates paid to borrowers, plus any premium income received, or for non-cash collateral, fees received from borrowers as compensation for the securities loaned. Securities lending income is reduced by any lending agent fees associated with the loan. Any security lending income earned on investing cash collateral is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Any security lending income earned on non-cash collateral is presented in the Statement of Operations as a component of interest. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series Floating Rate High Income Fund	1	-	-
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through January 31, 2028. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $34,142.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.924293.113
SFR-SANN-0525

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer (Principal Executive Officer)

Date:	May 22, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	May 22, 2025